Investments - Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments [Abstract]
Gross amount of recognized liabilities for repurchase agreements	$ 564	$ 663
Gross amount of collateral pledged related to repurchase agreements	577	679
Gross amount of recognized receivables for reverse repurchase agreements	$ 7	$ 44